Subsequent Events	12 Months Ended
Dec. 31, 2024
Subsequent Events [Abstract]
Subsequent Events

17.

Subsequent Events
a)

Repurchase

of

common

stock
:
On

January

7,

2025,

the

tender

offer

which

had

commenced

in
December 2024 (Note 11)

was settled and the

Company purchased a total

of
11,442,645

shares of
common stock for an aggregate amount of $ 22,885 .
b)

Exercise of

warrants
:
From January

1, 2025

until March

21, 2025,

the Company

issued
7,101

shares
of common stock, resulting to $ 17

of proceeds from the exercise of
4,352

warrants.
c)

Series B Preferred Stock Dividends
: On January 15, 2025, the Company paid a quarterly

dividend
on its series B preferred stock, amounting to $ 0.5546875

per share, or $
1,442 , to its stockholders of
record as of January 14, 2025.
d)

Sale of Vessel Alcmene:

On February 10, 2025, the Company, through a wholly owned subsidiary, entered into an

agreement with an

unrelated third party to

sell the vessel

Alcmene. The vessel

was
delivered to the new owners on March 13, 2025. The Company expects to have a gain from the sale of the vessel.
e)

Restricted share

awards:

On February

25, 2025, the

Company’s Board of

Directors approved the
award of 2,000,000

shares of restricted common stock to executive management and non-executive directors, pursuant to

the Company’s amended plan,

as annual bonus.

The fair value of

the restricted
shares based

on the

closing price

on the

date of

the Board

of Directors’

approval was

$
3,680 . The
cost of these awards

will be recognized

ratably over the restricted

shares vesting period which

will be
3 years .
f)

Common

Stock

Dividend:

On

February 25,

2025,

the

Company

declared

a

cash

dividend

on

its
common stock

of $
0.01

per share,

based on

the Company’s

results of

operations during

the fourth
quarter

ended

December

31,

2024.

The

cash

dividend

will

be

paid

on

March

21,

2025,

to

all
shareholders of record as of March 12, 2025.

g)

Joint Venture

agreement:

On March

12, 2025,

the

Company,

through a

wholly owned

subsidiary
Diana Gas

Inc., entered

into a

joint venture

agreement with

Ecogas Holding AS,

pursuant to

which
we

agreed to

contribute $
18.5

million, being
80.0
%

interests of
two

LPG newbuilding

vessels

with
delivery in 2027 and with the option for two

more.